Receivables and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Schedule of receivables [Table Text Block]
	December 31	December 31
	2022	2021
	USD thousands	USD thousands

Institutions	247	301
Prepaid expenses	423	743
Other	-	1,738
	670	2,782